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                        American Funds Insurance Series
                             333 South Hope Street
                       Los Angeles, California 90071-1406

                              Phone (213) 486 9320
                               Fax (213) 486 9455
                            E-mail: cln@capgroup.com

Chad L. Norton
Secretary


                                                              May 5, 2005


Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20001

         RE:      American Funds Insurance Series
                  File No. 2-86838 and No. 811-3857

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 4/29/05 of Registrant's Post-Effective Amendment No. 38 under the Securities Act of 1933 and Amendment No. 38 under the Investment Company Act of 1940.

Sincerely,

/s/ Chad L. Norton

Chad L. Norton

Attachment

cc:      Ellen Sazzman
         Division of Investment Management-
           Office of Insurance Products



cc:  Laura Hatch